Subsequent event	12 Months Ended
Mar. 31, 2013
Subsequent event

24.    Subsequent event

The Company issued unsecured bonds in the aggregate amount of ¥15,000 million in total on September 3, 2013. The bonds have interest rates and maturity dates as follows:

Amount	Interest rate	Maturity date
5,000 millions of yen	0.460% per annum	September 1, 2017
5,000 millions of yen	0.527% per annum	September 3, 2018
5,000 millions of yen	0.659% per annum	September 3, 2019